United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2012

Date of Reporting Period: Quarter ended 05/31/2012

Item 1. Schedule of Investments

Federated Intermediate Government/Corporate Fund

Portfolio of Investments

May 31, 2012 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 39.7%
		Basic Industry - Chemicals – 0.9%
$1,825,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	2,418,581
8,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	8,210
250,000		Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	273,946
250,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	259,243
20,000		Praxair, Inc., 4.625%, 3/30/2015	22,144
50,000		RPM International, Inc., 6.50%, 2/15/2018	58,137
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	115,392
35,000		Rohm & Haas Co., 6.00%, 9/15/2017	40,950
		TOTAL	3,196,603
		Basic Industry - Metals & Mining – 2.0%
2,035,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	2,103,604
250,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	284,509
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	154,123
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	200,637
50,000		ArcelorMittal, Sr. Unsecd. Note, 4.50%, 2/25/2017	48,901
2,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	2,197,563
50,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	63,932
50,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	62,362
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	52,815
2,200,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	2,288,051
		TOTAL	7,456,497
		Basic Industry - Paper – 0.5%
1,125,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,432,817
200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	239,027
		TOTAL	1,671,844
		Capital Goods - Aerospace & Defense – 0.6%
250,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	275,000
1,750,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	1,942,500
100,000		Goodrich Corp., Sr. Unsecd. Note, 3.60%, 2/1/2021	107,102
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	26,278
		TOTAL	2,350,880
		Capital Goods - Building Materials – 0.4%
1,050,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	1,079,259
125,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	137,908
200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	238,808
		TOTAL	1,455,975
		Capital Goods - Construction Machinery – 0.0%
25,000		Caterpillar, Inc., 7.00%, 12/15/2013	27,353
		Capital Goods - Diversified Manufacturing – 0.1%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	17,840
10,000		Emerson Electric Co., 4.875%, 10/15/2019	11,962
50,000		Harsco Corp., 5.75%, 5/15/2018	56,600
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	256,913
10,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 6.50%, 2/13/2013	10,345
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	61,393

Principal Amount or Shares			Value
$40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	31,600
		TOTAL	446,653
		Capital Goods - Environmental – 0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	57,790
50,000		Waste Management, Inc., 7.375%, 3/11/2019	63,672
		TOTAL	121,462
		Capital Goods - Packaging – 0.6%
2,000,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.90%, 3/1/2022	2,079,166
		Communications - Media & Cable – 0.1%
100,000		Comcast Corp., Company Guarantee, 5.15%, 3/1/2020	117,041
100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	117,651
45,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	53,577
50,000		Cox Communications, Inc., 7.125%, 10/1/2012	51,021
150,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	184,250
		TOTAL	523,540
		Communications - Media Noncable – 0.4%
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	1,001,945
290,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	358,058
		TOTAL	1,360,003
		Communications - Telecom Wireless – 0.1%
75,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	83,612
50,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	53,215
40,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	46,830
100,000		Vodafone Group PLC, Sr. Unsecd. Note, 1.625%, 3/20/2017	99,715
		TOTAL	283,372
		Communications - Telecom Wirelines – 1.5%
1,810,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,902,286
20,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	22,706
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	117,338
2,100,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	1,879,998
200,000		Telefonica Emisiones Sau, Sr. Unsecd. Note, 3.729%, 4/27/2015	185,963
29,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	29,133
1,125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	1,369,348
		TOTAL	5,506,772
		Consumer Cyclical - Automotive – 0.5%
210,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	210,097
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 2.95%, 1/11/2017	259,079
100,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	106,698
1,000,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,020,421
200,000	[1,2]	Volkswagen International Finance NV, Floating Rate Note - Sr. Note, Series 144A, 1.224%, 3/21/2014	200,178
		TOTAL	1,796,473
		Consumer Cyclical - Entertainment – 0.2%
100,000		Time Warner, Inc., Company Guarantee, 4.75%, 3/29/2021	112,434
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	154,109
200,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	205,911
55,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	59,254
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	110,814
		TOTAL	642,522

Principal Amount or Shares			Value
		Consumer Cyclical - Lodging – 0.5%
$1,569,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,738,675
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	76,532
		TOTAL	1,815,207
		Consumer Cyclical - Retailers – 0.2%
260,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	277,498
250,000		Home Depot, Inc., 5.40%, 3/1/2016	288,403
25,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	32,361
		TOTAL	598,262
		Consumer Non-Cyclical - Food/Beverage – 0.4%
40,000		General Mills, Inc., Note, 5.70%, 2/15/2017	47,493
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	315,847
20,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	20,462
360,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	429,733
25,000		PepsiCo, Inc., 4.65%, 2/15/2013	25,743
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 4.25%, 7/15/2022	153,151
110,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	115,765
200,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	205,484
10,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	10,324
		TOTAL	1,324,002
		Consumer Non-Cyclical - Health Care – 2.0%
1,375,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,473,886
1,500,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,783,341
1,300,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	1,550,577
35,000		Covidien International Finance SA, 5.45%, 10/15/2012	35,610
1,000,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	1,263,501
1,100,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	1,304,211
		TOTAL	7,411,126
		Consumer Non-Cyclical - Pharmaceuticals – 0.5%
1,675,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,804,638
150,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	166,646
		TOTAL	1,971,284
		Consumer Non-Cyclical - Supermarkets – 0.1%
25,000		Kroger Co., 5.00%, 4/15/2013	25,868
150,000		Kroger Co., 7.50%, 1/15/2014	165,539
100,000		Kroger Co., Company Guarantee, 6.15%, 1/15/2020	122,471
100,000		Kroger Co., Note, 6.80%, 12/15/2018	123,665
		TOTAL	437,543
		Consumer Non-Cyclical - Tobacco – 0.0%
45,000		Altria Group, Inc., 9.25%, 8/6/2019	61,949
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	60,319
		TOTAL	122,268
		Energy - Independent – 0.7%
1,000,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	1,044,985
70,000		Devon Energy Corp., 6.30%, 1/15/2019	86,427
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	162,150
1,100,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	1,245,750
100,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	103,258
		TOTAL	2,642,570

Principal Amount or Shares			Value
		Energy - Integrated – 1.4%
$150,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	158,054
100,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	114,040
2,200,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	2,279,026
1,250,000		Petrobras International Finance Co., Company Guarantee, 3.875%, 1/27/2016	1,299,742
100,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	116,060
100,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	101,345
90,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.95%, 3/5/2015	90,909
1,000,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.30%, 4/1/2022	1,044,352
		TOTAL	5,203,528
		Energy - Oil Field Services – 1.1%
275,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	299,968
1,000,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	1,044,440
2,250,000		Weatherford International Ltd., 6.00%, 3/15/2018	2,577,631
140,000		Weatherford International Ltd., Sr. Unsecd. Note, 4.50%, 4/15/2022	145,367
		TOTAL	4,067,406
		Energy - Refining – 0.6%
300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	333,906
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	111,578
1,200,000		Valero Energy Corp., 9.375%, 3/15/2019	1,590,828
		TOTAL	2,036,312
		Financial Institution — Banking – 9.2%
25,000		American Express Co., 4.875%, 7/15/2013	26,045
100,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	103,323
125,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	167,050
90,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	96,218
50,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	50,670
25,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	26,164
50,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	53,972
4,500,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	5,153,863
2,500,000		Capital One Bank, Sub., 8.80%, 7/15/2019	3,180,097
60,000		Capital One Capital IV, 6.745%, 2/17/2037	60,225
25,000		Capital One Capital V, 10.25%, 8/15/2039	26,000
325,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	357,784
150,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	156,406
2,650,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	2,854,911
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	103,282
50,000		Citigroup, Inc., Sr. Unsecd. Note, 5.875%, 1/30/2042	53,550
100,000		City National Corp., Note, 5.25%, 9/15/2020	104,671
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	247,925
4,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	4,242,979
2,500,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	2,958,972
4,200,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	4,492,950
100,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	116,427
5,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series MTN, 6.05%, 8/15/2012	5,025
1,500,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,526,394
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,889,854
2,270,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	2,265,964
50,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	56,037
300,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	283,372

Principal Amount or Shares			Value
$2,295,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	2,386,715
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	386,116
250,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	266,328
		TOTAL	33,699,289
		Financial Institution - Brokerage – 2.8%
75,000		BlackRock, Inc., 6.25%, 9/15/2017	90,482
700,000		BlackRock, Inc., Sr. Unsecd. Note, 1.375%, 6/1/2015	703,523
1,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,517,564
15,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	16,145
20,000		Eaton Vance Corp., 6.50%, 10/2/2017	22,925
10,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	10,730
2,670,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	2,843,550
1,150,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 5/21/2019	1,170,175
1,000,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	1,057,412
1,150,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	1,421,371
1,165,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	1,235,175
		TOTAL	10,089,052
		Financial Institution - Finance Noncaptive – 2.3%
2,250,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	2,268,704
290,000		General Electric Capital Corp., 5.625%, 5/1/2018	330,119
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	102,923
3,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	3,304,872
50,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.35%, 10/17/2016	52,536
2,250,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	2,254,318
		TOTAL	8,313,472
		Financial Institution - Insurance — Health – 0.0%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	91,443
		Financial Institution - Insurance — Life – 3.0%
150,000		American International Group, Inc., Sr. Unsecd. Note, 3.65%, 1/15/2014	152,884
2,650,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,980,322
750,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	766,246
600,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	627,508
2,600,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	3,309,010
40,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	59,081
150,000	[1,2]	MetLife Institutional Funding II, Company Guarantee, Series 144A, 1.625%, 4/2/2015	150,420
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	182,261
50,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, Series 144A, 5.15%, 4/15/2013	51,700
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	2,848,282
		TOTAL	11,127,714
		Financial Institution - Insurance - P&C – 0.6%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	28,039
100,000		Berkshire Hathaway, Inc., Floating Rate Note — Sr. Note, Series FRN, 1.167%, 8/15/2014	101,174
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	413,832
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	61,444
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	32,652
1,250,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	1,250,437
75,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	79,424
60,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	79,514

Principal Amount or Shares			Value
$25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	28,293
		TOTAL	2,074,809
		Financial Institution - REITs – 1.3%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	257,898
1,020,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,114,756
1,150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	1,172,033
115,000		Liberty Property LP, 6.625%, 10/1/2017	133,596
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	106,955
50,000		Simon Property Group LP, 6.75%, 5/15/2014	54,531
1,650,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	1,763,634
		TOTAL	4,603,403
		Sovereign – 0.1%
150,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	190,600
		Technology – 1.4%
2,300,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	2,359,676
120,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	130,786
200,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	206,733
115,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	146,777
1,750,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	2,113,134
25,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	27,728
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	51,681
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 5.50%, 3/1/2018	56,298
		TOTAL	5,092,813
		Transportation - Railroads – 0.0%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	27,441
		Transportation - Services – 0.5%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	46,817
150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	152,578
500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	505,903
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	155,297
1,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,056,882
		TOTAL	1,917,477
		Utility - Electric – 2.8%
125,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	151,652
20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series '06-C, 5.50%, 9/15/2016	23,450
1,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	1,380,685
1,145,000	[1,2]	Electricite De France SA, Series 144A, 5.50%, 1/26/2014	1,221,078
2,750,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,728,401
1,890,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,116,762
30,123	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	32,291
100,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	100,723
610,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	726,414
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	11,971
100,000		Pacific Gas & Electric Co., Sr. Unsecd. Note, 8.25%, 10/15/2018	135,464
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,152,234
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	319,154
25,000		Union Electric Co., 6.00%, 4/1/2018	29,882
35,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	35,780
		TOTAL	10,165,941

Principal Amount or Shares			Value
		Utility - Natural Gas Distributor – 0.2%
$10,000		Atmos Energy Corp., 5.125%, 1/15/2013	10,253
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	134,776
250,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	270,761
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	105,467
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	27,004
		TOTAL	548,261
		Utility - Natural Gas Pipelines – 0.1%
50,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	51,617
100,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	107,014
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	45,997
20,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	22,704
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	57,394
25,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.85%, 9/15/2012	25,300
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	60,739
		TOTAL	370,765
		TOTAL CORPORATE BONDS (IDENTIFIED COST $144,517,198)	144,861,103
		MUNICIPAL BOND – 0.2%
		Municipal Services – 0.2%
500,000		Chicago, IL, Taxable Project and Refunding (Series 2012B) GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $500,000)	512,200
		Asset-Backed Securities – 0.7%
300,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 1.989%, 1/15/2015	302,136
250,000		Ally Master Owner Trust 2011-1 A1, Class A1, 1.109%, 1/15/2016	250,503
135,000		American Express Credit Account Master Trust, Class B, 0.509%, 3/16/2015	135,016
295,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.389%, 9/15/2014	296,076
300,000		Citibank Credit Card Issuance Trust, Class C3, 0.649%, 7/15/2014	300,020
300,000		Ford Credit Floorplan Master Owner Trust 2011-1, Class A2, 0.839%, 2/15/2016	300,764
500,000		Ford Credit FloorPlan Master Owner, Class A, 0.709%, 1/15/2016	502,077
78,639		Nissan Auto Lease Trust 2011-A, Class A2B, 0.419%, 1/15/2014	78,950
300,000	[1,2]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.389%, 1/15/2015	301,881
28,957	[1,2]	SMART Series 2011-1US Trust, Class A2B, 0.989%, 4/14/2013	28,958
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,498,308)	2,496,381
		Collateralized Mortgage Obligations – 3.6%
		Commercial Mortgage – 3.4%
1,420,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	1,416,269
2,525,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	2,583,524
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	409,656
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	181,900
100,000	[1,2]	DBUBS Mortgage Trust 2011-LC2A, Class B, 4.998%, 7/10/2044	103,311
2,000,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 3.978%, 5/10/2045	2,058,423
2,735,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.736%, 5/10/2045	2,774,891
1,500,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.109%, 12/12/2049	1,578,571
100,000	[1,2]	Morgan Stanley Capital I 2011-C1, Class B, 5.255%, 9/15/2047	106,070
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	454,949
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	207,236
40,000	[1,2]	WF-RBS Commercial Mortgage Trust 2011-C3, Class B, 5.637%, 11/15/2044	44,393
180,673	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	191,541
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	334,742
		TOTAL	12,445,476

Principal Amount or Shares			Value
		Government Agency – 0.2%
$813,370		Federal Home Loan Mortgage Corp. REMIC 3397 FC, 0.839%, 12/15/2037	818,112
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,224,345)	13,263,588
		GOVERNMENT AGENCIES – 6.3%
		Federal Home Loan Mortgage Corporation – 5.2%
10,000,000		Federal Home Loan Mortgage Corp., Unsecd. Deb., 0.500%, 4/17/2015	10,000,764
9,000,000		Federal Home Loan Mortgage Corp., Unsecd. Deb., 1.250%, 5/12/2017	9,138,652
		TOTAL	19,139,416
		Federal National Mortgage Association – 1.1%
1,500,000		Federal National Mortgage Association, 1.250%, 9/28/2016	1,527,267
2,200,000		Federal National Mortgage Association, Note, 2.75%, 2/5/2014	2,289,902
		TOTAL	3,817,169
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $22,833,160)	22,956,585
		U.S. Treasury – 26.8%
5,074,700		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	5,453,717
4,088,682		U.S. Treasury Inflation-Protected Note, Series A-2021, 1.125%, 1/15/2021	4,754,371
20,265,200		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	21,618,853
4,578,930		U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021	5,144,857
2,500,000		United States Treasury Note, 0.250%, 2/15/2015	2,494,312
17,900,000		United States Treasury Note, 0.375%, 3/15/2015	17,916,668
2,200,000		United States Treasury Note, 0.875%, 12/31/2016	2,226,464
15,000,000		United States Treasury Note, 1.000%, 3/31/2017	15,258,952
3,300,000		United States Treasury Note, 1.250%, 9/30/2015	3,390,621
3,750,000	[3]	United States Treasury Note, 1.500%, 7/31/2016	3,896,924
15,000,000		United States Treasury Note, 1.750%, 5/31/2016	15,728,320
		TOTAL U.S. TREASURY (IDENTIFIED COST $96,296,256)	97,884,059
		MUTUAL FUNDS – 23.4%[4]
5,405,276		Federated Mortgage Core Portfolio	55,241,918
30,126,378	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	30,126,378
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $85,372,950)	85,368,296
		TOTAL INVESTMENTS — 100.7% (IDENTIFIED COST $365,242,217)[6]	367,342,212
		OTHER ASSETS AND LIABILITIES - NET — (0.7)%[7]	(2,373,402)
		TOTAL NET ASSETS — 100%	$364,968,810

At May 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[8] United States Treasury Notes, 5-Year Long Futures	608	$75,506,000	September 2012	$331,137
[8] United States Treasury Bond, 30 Year Short Futures	95	$14,223,281	September 2012	$(334,940)
[8] United States Treasury Bond, Ultra-Long Short Futures	290	$49,010,000	September 2012	$(1,754,481)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,758,284)

The average notional value of long and short futures contracts held by the Fund throughout the period was $10,494,708 and $12,445,375, respectively. This is based on amounts held as of each month-end throughout the period.

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2012, these restricted securities amounted to

$21,779,495, which represented 6.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2012, these liquid restricted securities amounted to $21,779,495, which represented 6.0% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
4	Affiliated holdings.
5	7-Day net yield.
6	At May 31, 2012, the cost of investments for federal tax purposes was $365,242,217. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $2,099,995. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,274,001 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,174,006.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$144,861,103	$ —	$144,861,103
Municipal Bond	—	512,200	—	512,200
Asset-Backed Securities	—	2,496,381	—	2,496,381
Collateralized Mortgage Obligations	—	13,263,588	—	13,263,588
Government Agencies	—	22,956,585	—	22,956,585
U.S. Treasury	—	97,884,059	—	97,884,059
Mutual Funds	85,368,296	—	—	85,368,296
TOTAL SECURITIES	$85,368,296	$281,973,916	$ —	$367,342,212
OTHER FINANCIAL INSTRUMENTS[2]	$(1,758,284)	$ —	$ —	$(1,758,284)
1	Federated Mortgage Core Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

FRN	— Floating Rate Note
GO	— General Obligation
MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)
REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date July 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 19, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date July 19, 2012